TrueShares Low Volatility Equity Income ETF
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 5.7%
Lockheed Martin Corp.	2,842	$1,254,459
Raytheon Technologies Corp.	17,359	1,719,756
		2,974,215
Agriculture - 7.5%
Altria Group, Inc.	40,412	2,111,527
Philip Morris International, Inc.	19,474	1,829,388
		3,940,915
Banks - 9.6%
JPMorgan Chase & Co.	15,051	2,051,752
The PNC Financial Services Group, Inc.	2,730	503,549
Truist Financial Corp.	26,361	1,494,669
U.S. Bancorp	18,594	988,271
		5,038,241
Electric - 6.4%
American Electric Power Co., Inc.	22,716	2,266,375
Avangrid, Inc.	23,047	1,077,217
		3,343,592
Healthcare Services - 4.5%
UnitedHealth Group, Inc.	4,596	2,343,822

Insurance - 3.4%
Aflac, Inc.	27,706	1,783,989

Internet - 3.6%
NortonLifeLock, Inc.	71,611	1,899,124

Oil & Gas - 10.5%
Chevron Corp.	6,092	991,960
Devon Energy Corp.	39,154	2,315,176
Exxon Mobil Corp.	26,222	2,165,675
		5,472,811
Pharmaceuticals - 11.9%
AbbVie, Inc.	14,367	2,329,035
Johnson & Johnson	12,476	2,211,122
Viatris, Inc.	153,257	1,667,436
		6,207,593
Pipelines - 4.7%
Enbridge, Inc. (a)	23,494	1,082,838
Kinder Morgan, Inc.	73,580	1,391,398
		2,474,236
Private Equity - 2.7%
Blackstone, Inc.	11,213	1,423,378

Retail - 6.7%
Genuine Parts Co.	12,703	1,600,832
Walgreens Boots Alliance, Inc.	42,760	1,914,365
		3,515,197
Savings & Loans - 2.4%
New York Community Bancorp, Inc.	116,753	1,251,592

Telecommunications - 10.3%
AT&T, Inc.	78,100	1,845,503
Cisco Systems, Inc.	30,971	1,726,943
Verizon Communications, Inc.	35,351	1,800,780
		5,373,226
Transportation - 7.6%
Union Pacific Corp.	9,472	2,587,845
United Parcel Service, Inc. - Class B	6,405	1,373,616
		3,961,461
TOTAL COMMON STOCKS (Cost $46,691,579)		51,003,392

MONEY MARKET FUNDS - 2.3%
First American Treasury Obligations Fund - Class X, 0.22% (b)	1,222,246	1,222,246
TOTAL MONEY MARKET FUNDS (Cost $1,222,246)		1,222,246

TOTAL INVESTMENTS (Cost $47,913,825) - 99.8%		52,225,638
Other assets and liabilities, net - 0.2%		78,827
TOTAL NET ASSETS - 100.0%		$52,304,465
Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$51,003,392	$-	$-	$51,003,392
Money Market Funds	1,222,246	-	-	1,222,246
Total Investments - Assets	$52,225,638	$-	$-	$52,225,638

*See Schedule of Investments for industry classifications.